SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	$ 23,050	$ 23,668	$ 45,957	$ 46,965
Net income attributable to shareholders	43	81	145	201
Total assets	497,314		497,314		$ 490,095
Total liabilities	329,750		329,750		321,853
Non-controlling interest - preferred equity	230		230		230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	876	700	1,735	1,285
Net income attributable to shareholders	43	81	145	201
Total assets	83,824		83,824		77,567
Total liabilities	38,489		38,489		31,790
Non-controlling interest - preferred equity	0		0		0
BFI
Disclosure of subsidiaries [line items]
Revenue	506	77	600	153
Net income attributable to shareholders	403	(9)	402	(19)
Total assets	12,221		12,221		10,813
Total liabilities	10,523		10,523		8,793
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	18	(6)	44	3
Net income attributable to shareholders	8	(15)	24	(17)
Total assets	734		734		757
Total liabilities	729		729		752
Non-controlling interest - preferred equity	0		0		0
BFL
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	2		2		2
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	4	0	8	4
Net income attributable to shareholders	3	0	7	4
Total assets	160		160		160
Total liabilities	1		1		1
Non-controlling interest - preferred equity	230		230		230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	11	2	22	2
Net income attributable to shareholders	0	0	0	0
Total assets	552		552		552
Total liabilities	549		549		549
Non-controlling interest - preferred equity	0		0		0
BIC
Disclosure of subsidiaries [line items]
Revenue	48	47	97	93
Net income attributable to shareholders	23	(7)	56	2
Total assets	4,009		4,009		4,165
Total liabilities	3,490		3,490		3,546
Non-controlling interest - preferred equity	0		0		0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	26,365	25,856	50,706	50,705
Net income attributable to shareholders	3,379	2,080	4,971	3,499
Total assets	563,015		563,015		561,498
Total liabilities	318,480		318,480		320,691
Non-controlling interest - preferred equity	0		0		0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(4,778)	(3,008)	(7,255)	(5,280)
Net income attributable to shareholders	(3,816)	$ (2,049)	(5,460)	$ (3,469)
Total assets	(167,201)		(167,201)		(165,417)
Total liabilities	(42,513)		(42,513)		(44,271)
Non-controlling interest - preferred equity	$ 0		$ 0		$ 0